FEDERATED MUNICIPAL SECURITIES FUND, INC.

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

May 31, 2011

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:              FEDERATED MUNICIPAL SECURITIES FUND, INC.
Class A Shares
Class B Shares
Class C Shares
Class F Shares
1933 Act File No. 2-57181
1940 Act File No. 811-2677

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated May 31, 2011, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Fund.  This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 70 on May 27, 2011.

If you have any questions regarding this certification, please contact me at (412) 288-7268.

Very truly yours,

/s/ George F. Magera
George F. Magera
Assistant Secretary